Average Annual Total Returns - Victory RS Large Cap Alpha VIP Series	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Years	Class I After Taxes on Distributions 10 Years	Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes.) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes.) 5 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes.) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	(0.44%)	8.98%	9.64%	(2.43%)	6.61%	7.43%	0.75%	6.64%	7.26%	2.80%	9.74%	10.50%	18.40%	15.22%	13.88%